Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of fair value of financial instruments measured at amortized cost
The carrying value and estimated fair value of our financial instruments that are measured at amortized cost at December 31, 2018 (Successor) and December 31, 2017 (Predecessor) are as follows:

	Successor		Predecessor
	December 31, 2018		December 31, 2017
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Related party loans receivable (1) (Level 2)	476	476	470	470

Liabilities
Secured credit facilities (Level 2)	5,388	5,519	N/A (2)	5,581
Credit facilities contained within variable interest entities (Level 2)	612	626	N/A (2)	786
New secured notes (Level 1)	770	769	—	—
Unsecured bonds (Level 2)	—	—	N/A (2)	2,334
Related party loans payable by the VIE (Level 2)	222	226	218	314
(1) Excludes Archer convertible debt receivable, which is measured at fair value on a recurring basis
(2) During the period we were in Chapter 11 Bankruptcy, the fair value for these financial instruments was not reasonably determinable.

Schedule of financial instruments measured at fair value on a recurring basis
The carrying value and estimated fair value of our financial instruments that are measured at fair value on a recurring basis at December 31, 2018 (Successor) and December 31, 2017 (Predecessor) are as follows:

	Successor		Predecessor
	December 31, 2018		December 31, 2017
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Cash and cash equivalents (Level 1)	1,542	1,542	1,255	1,255
Restricted cash (Level 1)	461	461	104	104
Marketable securities (Level 1)	57	57	124	124
Related party loans receivable - Archer convertible debt (Level 3)	43	43	53	53
Interest rate cap (Level 2)	39	39	—	—

Temporary equity
Redeemable non-controlling interest (Level 3)	38	38	—	—